Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories
2.	Inventories

The Company’s inventories were as follows:

	As of
	September 30, 2013	December 31, 2012
Raw materials and supplies	$34,646	$37,766
Work-in-process	99,119	69,286
Finished goods	75,013	67,326

Total inventories	$208,778	$174,378

Inventories include costs attributable to direct labor and manufacturing overhead but are primarily comprised of raw material costs. The material component of inventories that is valued on a last-in, first-out (“LIFO”) basis comprises approximately 73% and 70% of total inventory at September 30, 2013 and December 31, 2012, respectively. Other manufactured inventories, including the non-material components and certain non-U.S. inventories, are valued on a first-in, first-out (“FIFO”) basis. During the nine months ended September 30, 2013, the Company reduced the recorded value of inventory by $318. This non-cash, lower of cost or market adjustment was recorded in cost of sales in the accompanying consolidated statement of operations for the nine months ended September 30, 2013.

If all inventories had been valued at period-end market values, inventories would have been approximately $331,213 and $319,282 at September 30, 2013 and December 31, 2012, respectively.

3.	Inventories

The Company’s inventories are as follows:

	As of December 31,
	2012	2011
Raw materials and supplies	$37,766	$21,320
Work-in-process	69,286	93,555
Finished goods	67,326	71,072

Total inventories	$174,378	$185,947

During 2012, 2011 and 2010, inventory quantities were reduced resulting in a liquidation of LIFO inventory layers carried at lower costs prevailing in prior years as compared with current costs. In 2012, the effect of this reduction of inventory decreased cost of sales by $4,775 and increased net income attributable to Global Brass and Copper Holdings, Inc. by $2,908. In 2011, the effect of this reduction of inventory decreased cost of sales by $15,236 and increased net income attributable to Global Brass and Copper Holdings, Inc. by $9,291. In 2010, the effect of this reduction of inventory decreased cost of sales by $21,009 and increased net income by $12,862. If all inventories had been valued at period-end market values, inventories would have been approximately $319,282 and $347,840 at December 31, 2012 and December 31, 2011, respectively.

During 2012, the Company reduced the recorded value of inventory by $302. This non-cash, lower of cost or market adjustment was recorded in cost of sales in the accompanying consolidated statement of operations.